SHAREHOLDERS' DEFICIT - Ordinary shares (Details)			1 Months Ended		6 Months Ended
	Jul. 12, 2022 USD ($) shares	Jan. 21, 2022 USD ($) shares	Jul. 31, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) Vote $ / shares shares	Jul. 30, 2022 $ / shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares
Class of Stock [Line Items]
Threshold conversion ratio of stock					20.00%		20.00%
Cash withdrawn from Trust Account in connection with redemption | $		$ 148,079,821		$ 148,079,821	$ 43,349,494
Class A common stock
Class of Stock [Line Items]
Ordinary shares, shares authorized					500,000,000		500,000,000	500,000,000
Ordinary shares, par value | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote					1		1	1
Ordinary shares, shares issued					0		0
Ordinary shares, shares outstanding					0		0
Ordinary shares, Subject to possible redemption issued					8,202,277		23,000,000	23,000,000
Ordinary shares, shares subject to possible redemption					8,202,277		23,000,000	23,000,000
Cash withdrawn from Trust Account in connection with redemption | $					$ 148,079,821
Class A Ordinary shares elected to redeem upon extension of business combination period		14,797,723		14,797,723	14,797,723
Class A common stock | Subsequent event
Class of Stock [Line Items]
Cash withdrawn from Trust Account in connection with redemption | $	$ 43,349,494		$ 43,349,494
Class A Ordinary shares elected to redeem upon extension of business combination period	4,256,979		4,256,979
Class B common stock
Class of Stock [Line Items]
Ordinary shares, shares authorized					50,000,000		50,000,000	50,000,000
Ordinary shares, par value | $ / shares					$ 0.0001		$ 0.0001	$ 0.0001
Common shares, votes per share | Vote					1		1	1
Ordinary shares, shares issued					5,750,000		5,750,000	5,750,000
Ordinary shares, shares outstanding					5,750,000		5,750,000	5,750,000